The Gabelli Dividend & Income Trust
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 95 .6%
Aerospace — 1 .6%
230,000 Aerojet Rocketdyne Holdings Inc. † ..... $ 9,197,700
13,500 HEICO Corp. ..................... 1,943,730
75,000 Howmet Aerospace Inc. ............. 2,319,750
25,000 Kaman Corp. .................... 698,250
67,300 Rockwell Automation Inc. ........... 14,476,903
1,240,000 Rolls-Royce Holdings plc † ........... 963,489
57,000 The Boeing Co. † .................. 6,901,560
36,501,382
Agriculture — 0.0%
5,000 Corteva Inc. ..................... 285,750
Automotive — 0 .8%
15,000 Daimler Truck Holding AG † .......... 343,262
50,000 Ford Motor Co. ................... 560,000
169,000 General Motors Co. ................ 5,423,210
306,000 Iveco Group NV † ................. 1,460,490
68,000 PACCAR Inc. .................... 5,690,920
14,900 Tesla Inc. † ...................... 3,952,225
33,000 Traton SE ....................... 395,862
17,825,969
Automotive: Parts and Accessories — 2 .9%
51,176 Aptiv plc † ...................... 4,002,475
324,132 Dana Inc. ....................... 3,704,829
125,700 Garrett Motion Inc. † ............... 710,205
279,700 Genuine Parts Co. ................. 41,764,804
6,000 Lear Corp. ...................... 718,140
18,000 Monro Inc. ...................... 782,280
20,000 O'Reilly Automotive Inc. † ............ 14,067,000
14,000 Visteon Corp. † ................... 1,484,840
67,234,573
Aviation: Parts and Services — 0 .6%
64,000 L3Harris Technologies Inc. ........... 13,301,120
Broadcasting — 0 .8%
505,000 Grupo Televisa SAB , ADR ............ 2,716,900
44,121 Liberty Broadband Corp. , Cl. C † ....... 3,256,130
15,000 Liberty Global plc , Cl. A † ............ 233,850
434,000 Liberty Global plc , Cl. C † ............ 7,161,000
85,000 Liberty Media Corp.- Liberty SiriusXM ,
Cl. C † ........................ 3,205,350
105,000 Sinclair Broadcast Group Inc. , Cl. A ..... 1,899,450
18,472,680
Building and Construction — 1 .4%
8,000 Arcosa Inc. ...................... 457,440
26,000 Carrier Global Corp. ............... 924,560
78,200 Fortune Brands Home & Security Inc. ... 4,198,558
4,000 H&E Equipment Services Inc. ......... 113,360
116,193 Herc Holdings Inc. ................ 12,070,129
Shares
Market
Value
205,700 Johnson Controls International plc ..... $ 10,124,554
11,000 Sika AG ........................ 2,237,458
6,500 United Rentals Inc. † ............... 1,755,780
31,881,839
Business Services — 2 .4%
29,000 Diebold Nixdorf Inc. † .............. 70,760
5,000 HP Inc. ........................ 124,600
15,000 Jardine Matheson Holdings Ltd. ....... 759,600
60,000 JCDecaux SA † ................... 709,752
157,900 Mastercard Inc. , Cl. A .............. 44,897,286
30,003 Steel Partners Holdings LP † .......... 1,245,125
25,000 Stericycle Inc. † ................... 1,052,750
38,100 Visa Inc. , Cl. A ................... 6,768,465
55,628,338
Cable and Satellite — 0 .9%
15,000 AMC Networks Inc. , Cl. A † ........... 304,500
2,445 Charter Communications Inc. , Cl. A † .... 741,691
15,000 Cogeco Inc. ..................... 598,328
418,000 Comcast Corp. , Cl. A ............... 12,259,940
168,790 DISH Network Corp. , Cl. A † .......... 2,334,366
10,000 EchoStar Corp. , Cl. A † .............. 164,700
3,622 Liberty Latin America Ltd. , Cl. A † ...... 22,420
71,621 Liberty Latin America Ltd. , Cl. C † ...... 440,469
90,000 Rogers Communications Inc. , Cl. B ..... 3,468,600
80,000 WideOpenWest Inc. † ............... 981,600
21,316,614
Communications Equipment — 0 .3%
24,000 Arista Networks Inc. † .............. 2,709,360
76,000 Corning Inc. ..................... 2,205,520
7,500 QUALCOMM Inc. ................. 847,350
60,000 Radius Global Infrastructure Inc. , Cl. A † . 565,200
11,875 Telesat Corp. † ................... 92,744
114,125 Telesat Corp., New York † ............ 891,316
7,311,490
Computer Hardware — 1 .0%
156,800 Apple Inc. ...................... 21,669,760
17,500 Micron Technology Inc. ............. 876,750
8,000 NCR Corp. † ..................... 152,080
22,698,590
Computer Software and Services — 5 .8%
5,000 3D Systems Corp. † ................ 39,900
26,000 Activision Blizzard Inc. .............. 1,932,840
8,300 Adobe Inc. † ..................... 2,284,160
1,000 Alibaba Group Holding Ltd. , ADR † ..... 79,990
88,780 Alphabet Inc. , Cl. A † ............... 8,491,807
319,500 Alphabet Inc. , Cl. C † ............... 30,719,925
168,900 Amazon.com Inc. † ................ 19,085,700
3,000 Autodesk Inc. † ................... 560,400
4,000 Avid Technology Inc. † .............. 93,040

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Computer Software and Services (Continued)
4,360 Backblaze Inc. , Cl. A † .............. $ 21,669
25,000 Black Knight Inc. † ................. 1,618,250
4,000 Check Point Software Technologies Ltd. † . 448,080
23,000 Cisco Systems Inc. ................ 920,000
36,000 Cloudflare Inc. , Cl. A † .............. 1,991,160
17,000 CrowdStrike Holdings Inc. , Cl. A † ...... 2,801,770
10,000 Dell Technologies Inc. , Cl. C .......... 341,700
30,000 eBay Inc. ....................... 1,104,300
46,897 Edgio Inc. † ...................... 130,374
5,000 Fastly Inc. , Cl. A † ................. 45,800
6,600 Fiserv Inc. † ..................... 617,562
500,000 Hewlett Packard Enterprise Co. ........ 5,990,000
55,000 Kyndryl Holdings Inc. † ............. 454,850
178,849 Microsoft Corp. .................. 41,653,932
6,500 MKS Instruments Inc. .............. 537,160
75,000 N-able Inc. † ..................... 692,250
2,500 NortonLifeLock Inc. ................ 50,350
2,500 Oracle Corp. ..................... 152,675
4,500 SAP SE , ADR .................... 365,625
7,400 ServiceNow Inc. † ................. 2,794,314
14,300 Snowflake Inc. , Cl. A † .............. 2,430,428
107,000 SolarWinds Corp. † ................ 829,250
12,000 Stratasys Ltd. † ................... 172,920
3,000 Unity Software Inc. † ............... 95,580
19,757 Vimeo Inc. † ..................... 79,028
8,000 VMware Inc. , Cl. A ................ 851,680
51,500 ZoomInfo Technologies Inc. † ......... 2,145,490
8,400 Zscaler Inc. † .................... 1,380,708
134,004,667
Consumer Products — 3 .6%
150,000 Authentic Equity Acquisition Corp. , Cl. A † 1,492,500
30,000 Church & Dwight Co. Inc. ........... 2,143,200
456,000 Edgewell Personal Care Co. .......... 17,054,400
112,000 Energizer Holdings Inc. ............. 2,815,680
99,000 Hanesbrands Inc. ................. 689,040
16,000 Kimball International Inc. , Cl. B ........ 100,640
3,000 Kimberly-Clark Corp. ............... 337,620
799 Nintendo Co. Ltd. , ADR ............. 40,725
5,000 Spectrum Brands Holdings Inc. ....... 195,150
4,625,000 Swedish Match AB ................ 45,843,039
9,000 The Estee Lauder Companies Inc. , Cl. A .. 1,943,100
73,000 The Procter & Gamble Co. ........... 9,216,250
81,871,344
Consumer Services — 0 .5%
43,000 Arlo Technologies Inc. † ............. 199,520
22,000 Ashtead Group plc ................ 1,003,689
21,700 Blink Charging Co. † ............... 384,524
30,450 Meta Platforms Inc. , Cl. A † .......... 4,131,456
150,000 Rentokil Initial plc ................. 799,729
Shares
Market
Value
95,000 Terminix Global Holdings Inc. † ........ $ 3,637,550
7,000 Travel + Leisure Co. ................ 238,840
150,072 Vroom Inc. † ..................... 174,084
10,569,392
Diversified Industrial — 3 .2%
12,352 American Outdoor Brands Inc. † ....... 108,327
47,000 Ampco-Pittsburgh Corp. † ........... 172,960
95,500 Ardagh Metal Packaging SA .......... 462,220
5,000 AZZ Inc. ........................ 182,550
95,000 Bouygues SA .................... 2,499,863
4,500 Crane Holdings Co. ................ 393,930
22,700 Eaton Corp. plc ................... 3,027,272
9,400 General Electric Co. ................ 581,954
200,000 Griffon Corp. .................... 5,904,000
196,800 Honeywell International Inc. .......... 32,859,696
14,000 Hyster-Yale Materials Handling Inc. ..... 301,140
42,500 ITT Inc. ........................ 2,776,950
20,000 Li-Cycle Holdings Corp. † ............ 106,400
10,000 nVent Electric plc ................. 316,100
15,000 Pentair plc ...................... 609,450
8,000 Proto Labs Inc. † .................. 291,440
2,000 Smiths Group plc ................. 33,720
6,500 Sulzer AG ....................... 377,141
292,000 Textron Inc. ..................... 17,011,920
14,900 The Sherwin-Williams Co. ........... 3,050,775
300,000 Toray Industries Inc. ............... 1,475,437
36,000 Trinity Industries Inc. ............... 768,600
20,000 Vantage Towers AG ................ 520,210
73,832,055
Electronics — 2 .9%
13,000 Bel Fuse Inc. , Cl. B ................ 328,250
60,000 ChargePoint Holdings Inc. † .......... 885,600
50,000 Flex Ltd. † ....................... 833,000
119,000 Intel Corp. ...................... 3,066,630
100,000 Mirion Technologies Inc. † ........... 747,000
160,000 Resideo Technologies Inc. † .......... 3,049,600
412,000 Sony Group Corp. , ADR ............. 26,388,600
38,000 TE Connectivity Ltd. ............... 4,193,680
78,000 Texas Instruments Inc. ............. 12,072,840
27,000 Thermo Fisher Scientific Inc. ......... 13,694,130
3,500 Universal Display Corp. ............. 330,225
65,589,555
Energy and Utilities: Electric — 0 .6%
11,000 ALLETE Inc. ..................... 550,550
5,000 American Electric Power Co. Inc. ...... 432,250
29,000 Electric Power Development Co. Ltd. .... 410,364
178,000 Evergy Inc. ...................... 10,573,200
12,000 Pinnacle West Capital Corp. .......... 774,120
5,000 Portland General Electric Co. ......... 217,300
60,000 The AES Corp. ................... 1,356,000

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities: Electric (Continued)
7,000 WEC Energy Group Inc. ............. $ 626,010
14,939,794
Energy and Utilities: Integrated — 1 .9%
135,000 Avangrid Inc. .................... 5,629,500
22,000 Chubu Electric Power Co. Inc. ........ 198,217
20,000 Endesa SA ...................... 302,247
228,000 Enel SpA ....................... 943,859
50,000 Eversource Energy ................ 3,898,000
23,000 Hawaiian Electric Industries Inc. ....... 797,180
410,000 Hera SpA ....................... 878,380
16,000 Hokkaido Electric Power Co. Inc. ...... 50,079
45,000 Iberdrola SA , ADR ................. 1,674,450
115,000 Korea Electric Power Corp. , ADR † ...... 782,000
25,000 Kyushu Electric Power Co. Inc. ........ 133,352
28,000 MGE Energy Inc. .................. 1,837,640
145,500 NextEra Energy Inc. ................ 11,408,655
65,000 NextEra Energy Partners LP .......... 4,700,150
49,000 NiSource Inc. .................... 1,234,310
2,000 NorthWestern Corp. ............... 98,560
57,500 OGE Energy Corp. ................. 2,096,450
11,000 Ormat Technologies Inc. ............ 948,200
260,000 PG&E Corp. † .................... 3,250,000
24,500 PNM Resources Inc. ............... 1,120,385
30,000 Public Service Enterprise Group Inc. .... 1,686,900
50,000 Shikoku Electric Power Co. Inc. ....... 249,775
46,000 The Chugoku Electric Power Co. Inc. .... 233,290
16,000 The Kansai Electric Power Co. Inc. ..... 133,987
50,000 Tohoku Electric Power Co. Inc. ........ 235,266
44,520,832
Energy and Utilities: Natural Gas — 1 .4%
16,000 APA Corp. ...................... 547,040
200,000 Enterprise Products Partners LP ....... 4,756,000
61,000 Kinder Morgan Inc. ................ 1,015,040
166,500 National Fuel Gas Co. .............. 10,248,075
30,000 National Grid plc .................. 311,852
22,000 National Grid plc , ADR .............. 1,133,660
14,300 ONEOK Inc. ..................... 732,732
37,500 Sempra Energy ................... 5,622,750
30,000 South Jersey Industries Inc. .......... 1,002,600
47,000 Southwest Gas Holdings Inc. ......... 3,278,250
74,000 UGI Corp. ....................... 2,392,420
31,040,419
Energy and Utilities: Oil — 4 .3%
84,000 Chevron Corp. ................... 12,068,280
209,500 ConocoPhillips ................... 21,440,230
65,000 Devon Energy Corp. ............... 3,908,450
123,000 Eni SpA , ADR .................... 2,600,220
40,000 Enviva Inc. ...................... 2,402,400
Shares
Market
Value
375,000 Equinor ASA , ADR ................ $ 12,416,250
119,000 Exxon Mobil Corp. ................ 10,389,890
15,700 Hess Corp. ...................... 1,711,143
136,000 Marathon Petroleum Corp. ........... 13,508,880
46,000 Occidental Petroleum Corp. .......... 2,826,700
1,000 PetroChina Co. Ltd. , ADR ............ 40,860
25,000 Petroleo Brasileiro SA , ADR .......... 308,500
52,000 Phillips 66 ...................... 4,197,440
75,000 Repsol SA , ADR .................. 858,000
82,000 Shell plc , ADR ................... 4,080,320
1,000 Texas Pacific Land Corp. ............ 1,777,230
70,000 TotalEnergies SE , ADR .............. 3,256,400
2,891 Woodside Energy Group Ltd. , ADR ..... 58,283
97,849,476
Energy and Utilities: Services — 0 .6%
20,000 Dril-Quip Inc. † ................... 390,400
297,000 Halliburton Co. ................... 7,312,140
102,000 Oceaneering International Inc. † ....... 811,920
146,000 Schlumberger NV ................. 5,241,400
13,755,860
Energy and Utilities: Water — 0 .3%
11,000 American States Water Co. ........... 857,450
6,000 American Water Works Co. Inc. ....... 780,960
14,000 Essential Utilities Inc. .............. 579,320
178,000 Mueller Water Products Inc. , Cl. A ..... 1,828,060
36,000 Severn Trent plc .................. 946,611
24,000 SJW Group ..................... 1,382,400
7,500 The York Water Co. ................ 288,225
6,000 United Utilities Group plc , ADR ........ 118,080
6,781,106
Entertainment — 2 .2%
2,500 Caesars Entertainment Inc. † .......... 80,650
61,333 Fox Corp. , Cl. A ................... 1,881,696
60,000 Fox Corp. , Cl. B ................... 1,710,000
209,077 Liberty Media Corp.- Liberty Braves , Cl. A † 5,885,518
60,280 Madison Square Garden Entertainment
Corp. † ....................... 2,657,745
46,500 Madison Square Garden Sports Corp. † .. 6,354,690
14,500 Netflix Inc. † ..................... 3,413,880
75,800 Paramount Global , Cl. A ............. 1,632,732
250,000 Paramount Global , Cl. B ............. 4,760,000
5,000 Penn Entertainment Inc. † ............ 137,550
48,400 Take-Two Interactive Software Inc. † .... 5,275,600
103,500 The Walt Disney Co. † .............. 9,763,155
120,000 Universal Music Group NV ........... 2,272,854
485,000 Vivendi SE ...................... 3,789,285
119,225 Warner Bros Discovery Inc. † ......... 1,371,087
50,986,442
Environmental Services — 2 .5%
181,000 Republic Services Inc. .............. 24,623,240

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Environmental Services (Continued)
27,380 Veolia Environnement SA ............ $ 528,893
97,222 Waste Connections Inc. ............. 13,137,609
119,000 Waste Management Inc. ............ 19,064,990
57,354,732
Equipment and Supplies — 1 .7%
80,000 CIRCOR International Inc. † .......... 1,319,200
27,800 Danaher Corp. ................... 7,180,462
89,000 Flowserve Corp. .................. 2,162,700
126,000 Graco Inc. ...................... 7,553,700
136,000 Mueller Industries Inc. .............. 8,083,840
437,000 RPC Inc. ....................... 3,028,410
90,000 Sealed Air Corp. .................. 4,005,900
25,800 The L.S. Starrett Co. , Cl. A † .......... 227,814
96,000 The Timken Co. ................... 5,667,840
39,229,866
Financial Services — 15 .2%
7,000 Alleghany Corp. † ................. 5,875,590
299,108 American Express Co. .............. 40,352,660
76,000 American International Group Inc. ...... 3,608,480
403,000 Bank of America Corp. .............. 12,170,600
55,000 Berkshire Hathaway Inc. , Cl. B † ....... 14,686,100
18,800 BlackRock Inc. ................... 10,345,264
75,000 Blackstone Inc. ................... 6,277,500
25,000 Block Inc. † ...................... 1,374,750
28,500 Brookfield Asset Management Inc. , Cl. A . 1,165,365
196 Brookfield Asset Management Reinsurance
Partners Ltd. , Cl. A ............... 8,016
22,000 Cannae Holdings Inc. † .............. 454,520
220,000 Citigroup Inc. .................... 9,167,400
50,000 Cohen & Steers Inc. ............... 3,131,500
175,000 Counter Press Acquisition Corp. † ...... 1,764,000
18,500 Cullen/Frost Bankers Inc. ............ 2,446,070
11,000 EXOR NV † ...................... 705,911
122 Farmers & Merchants Bank of Long Beach 966,850
37,000 Fidelity National Financial Inc. ......... 1,339,400
41,000 Franklin Resources Inc. ............. 882,320
180,000 Graf Acquisition Corp. IV † ........... 1,755,000
40,000 H&R Block Inc. ................... 1,701,600
13,000 HSBC Holdings plc , ADR ............ 338,910
22,249 Interactive Brokers Group Inc. , Cl. A .... 1,421,934
155,000 Invesco Ltd. ..................... 2,123,500
104,500 Janus Henderson Group plc .......... 2,122,395
325,417 JPMorgan Chase & Co. ............. 34,006,077
65,000 KeyCorp. ....................... 1,041,300
30,000 Kinnevik AB , Cl. B † ................ 399,003
55,000 KKR & Co. Inc. ................... 2,365,000
62,000 Loews Corp. ..................... 3,090,080
52,000 M&T Bank Corp. .................. 9,168,640
190,226 Morgan Stanley .................. 15,029,756
Shares
Market
Value
3,400 MSCI Inc. ....................... $ 1,434,086
70,000 National Australia Bank Ltd. , ADR ...... 660,100
130,000 Navient Corp. .................... 1,909,700
85,000 New York Community Bancorp Inc. ..... 725,050
91,000 Northern Trust Corp. ............... 7,785,960
418,828 Oaktree Specialty Lending Corp. ....... 2,512,968
60,800 PayPal Holdings Inc. † .............. 5,233,056
80,000 Resona Holdings Inc. .............. 291,854
15,500 S&P Global Inc. .................. 4,732,925
90,000 SLM Corp. ...................... 1,259,100
179,000 State Street Corp. ................. 10,884,990
129,000 T. Rowe Price Group Inc. ............ 13,546,290
620,000 The Bank of New York Mellon Corp. .... 23,882,400
36,000 The Goldman Sachs Group Inc. ....... 10,549,800
85,000 The Hartford Financial Services Group Inc. 5,264,900
146,500 The PNC Financial Services Group Inc. .. 21,890,030
80,500 The Travelers Companies Inc. ......... 12,332,600
190,000 Trine II Acquisition Corp. , Cl. A † ....... 1,904,750
93,750 W. R. Berkley Corp. ................ 6,054,375
589,500 Wells Fargo & Co. ................. 23,709,690
2,500 Willis Towers Watson plc ............ 502,350
348,352,465
Food and Beverage — 10 .6%
12,000 Ajinomoto Co. Inc. ................ 328,501
82,050 BellRing Brands Inc. † .............. 1,691,051
12,500 Brown-Forman Corp. , Cl. B .......... 832,125
73,000 Campbell Soup Co. ................ 3,439,760
950,000 China Mengniu Dairy Co. Ltd. ......... 3,769,913
60,500 Chr. Hansen Holding A/S ............ 2,988,915
341,000 Conagra Brands Inc. ............... 11,126,830
8,000 Constellation Brands Inc. , Cl. A ........ 1,837,440
157,500 Danone SA ...................... 7,497,162
2,035,000 Davide Campari-Milano NV .......... 18,172,989
100,000 Diageo plc , ADR .................. 16,981,000
70,954 Flowers Foods Inc. ................ 1,751,854
199,000 General Mills Inc. ................. 15,245,390
18,000 Heineken Holding NV ............... 1,243,683
260,000 ITO EN Ltd. ..................... 10,527,189
49,000 Kellogg Co. ..................... 3,413,340
120,000 Keurig Dr Pepper Inc. .............. 4,298,400
332,000 Kikkoman Corp. .................. 18,810,198
8,000 Lamb Weston Holdings Inc. .......... 619,040
10,000 Landec Corp. † ................... 88,900
108,000 Maple Leaf Foods Inc. .............. 1,613,726
6,000 McCormick & Co. Inc. .............. 439,080
35,000 Molson Coors Beverage Co. , Cl. B ...... 1,679,650
522,000 Mondelēz International Inc. , Cl. A ...... 28,621,260
30,000 Morinaga Milk Industry Co. Ltd. ....... 881,987
10,000 Nathan's Famous Inc. .............. 636,700
4,000 National Beverage Corp. ............ 154,160
22,000 Nestlé SA ....................... 2,387,514

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
35,000 Nestlé SA , ADR ................... $ 3,766,350
128,000 Nissin Foods Holdings Co. Ltd. ........ 8,905,963
69,982 Nomad Foods Ltd. † ................ 993,744
70,000 PepsiCo Inc. ..................... 11,428,200
61,000 Pernod Ricard SA ................. 11,290,029
51,000 Post Holdings Inc. † ................ 4,177,410
24,500 Remy Cointreau SA ................ 4,103,518
18,000 Suntory Beverage & Food Ltd. ........ 638,016
265,000 The Coca-Cola Co. ................ 14,845,300
110,000 The Hain Celestial Group Inc. † ........ 1,856,800
204,000 The Kraft Heinz Co. ................ 6,803,400
25,000 Unilever plc , ADR ................. 1,096,000
235,000 Yakult Honsha Co. Ltd. ............. 13,655,427
244,637,914
Health Care — 11 .0%
30,500 Abbott Laboratories ............... 2,951,180
57,500 AbbVie Inc. ..................... 7,717,075
59,000 AmerisourceBergen Corp. ........... 7,984,470
42,486 AstraZeneca plc , ADR .............. 2,329,932
160,000 Aurinia Pharmaceuticals Inc. † ........ 1,203,200
185,987 Avantor Inc. † .................... 3,645,345
77,000 Bausch + Lomb Corp. † ............. 1,181,180
110,000 Bausch Health Cos. Inc. † ............ 757,900
80,000 Baxter International Inc. ............. 4,308,800
10,000 Becton, Dickinson and Co. ........... 2,228,300
2,500 BioMarin Pharmaceutical Inc. † ........ 211,925
9,000 Bio-Rad Laboratories Inc. , Cl. A † ...... 3,754,260
130,000 Bristol-Myers Squibb Co. ............ 9,241,700
34,393 Cardiovascular Systems Inc. † ........ 476,687
10,000 CareDx Inc. † .................... 170,200
40,000 Catalent Inc. † .................... 2,894,400
9,000 Charles River Laboratories International
Inc. † ........................ 1,771,200
14,000 Chemed Corp. ................... 6,111,840
52,000 Cigna Corp. ..................... 14,428,440
35,000 DaVita Inc. † ..................... 2,896,950
500 Demant A/S † .................... 12,453
80,000 DENTSPLY SIRONA Inc. ............ 2,268,000
72,700 Edwards Lifesciences Corp. † ......... 6,007,201
105,000 Elanco Animal Health Inc. † ........... 1,303,050
13,000 Elevance Health Inc. ............... 5,905,120
37,400 Eli Lilly & Co. .................... 12,093,290
190,000 Evolent Health Inc. , Cl. A † ........... 6,826,700
15,000 Gerresheimer AG ................. 739,448
24,271 Gilead Sciences Inc. ............... 1,497,278
42,500 HCA Healthcare Inc. ............... 7,811,075
32,000 Henry Schein Inc. † ................ 2,104,640
32,000 ICU Medical Inc. † ................. 4,819,200
8,400 Incyte Corp. † .................... 559,776
Shares
Market
Value
47,371 Integer Holdings Corp. † ............. $ 2,947,897
15,900 Intuitive Surgical Inc. † .............. 2,980,296
103,100 Johnson & Johnson ............... 16,842,416
24,500 Laboratory Corp. of America Holdings ... 5,017,845
14,100 McKesson Corp. .................. 4,792,167
2,000 Medmix AG ..................... 35,006
40,000 Medtronic plc .................... 3,230,000
148,000 Merck & Co. Inc. .................. 12,745,760
20,000 NeoGenomics Inc. † ................ 172,200
190,000 Option Care Health Inc. † ............ 5,979,300
1,000 Organon & Co. ................... 23,400
35,000 Orthofix Medical Inc. † .............. 668,850
100,000 Pacific Biosciences of California Inc. † ... 580,500
68,000 Patterson Cos. Inc. ................ 1,633,360
100,000 Perrigo Co. plc ................... 3,566,000
50,000 Personalis Inc. † .................. 148,500
75,000 PetIQ Inc. † ...................... 517,500
388,588 Pfizer Inc. ...................... 17,004,611
5,697 QuidelOrtho Corp. † ................ 407,222
15,000 Silk Road Medical Inc. † ............. 675,000
15,000 Stryker Corp. .................... 3,038,100
4,000 Teladoc Health Inc. † ............... 101,400
124,000 Tenet Healthcare Corp. † ............. 6,395,920
8,000 The Cooper Companies Inc. .......... 2,111,200
23,000 UnitedHealth Group Inc. ............ 11,615,920
10,000 Vertex Pharmaceuticals Inc. † ......... 2,895,400
25,000 Viatris Inc. ...................... 213,000
40,000 Zimmer Biomet Holdings Inc. ......... 4,182,000
3,000 Zimvie Inc. † ..................... 29,610
95,038 Zoetis Inc. ...................... 14,093,185
252,855,780
Hotels and Gaming — 0 .4%
19,000 Accor SA † ...................... 402,399
80,000 Boyd Gaming Corp. ................ 3,812,000
20,000 Entain plc ....................... 242,514
21,000 Las Vegas Sands Corp. † ............ 787,920
400,000 Mandarin Oriental International Ltd. † ... 752,000
47,000 MGM Resorts International .......... 1,396,840
15,000 Ryman Hospitality Properties Inc. , REIT . 1,103,850
5,000 Wyndham Hotels & Resorts Inc. ....... 306,750
8,804,273
Machinery — 2 .5%
21,000 Astec Industries Inc. ............... 654,990
140,000 CNH Industrial NV ................. 1,595,717
1,378,000 CNH Industrial NV, New York ......... 15,392,260
67,000 Deere & Co. ..................... 22,370,630
6,000 Otis Worldwide Corp. .............. 382,800
35,000 Twin Disc Inc. † ................... 401,450
192,905 Xylem Inc. ...................... 16,852,181
57,650,028

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Metals and Mining — 1 .2%
65,000 Agnico Eagle Mines Ltd. ............ $ 2,744,950
20,000 Alliance Resource Partners LP ........ 458,000
4,000 Arconic Corp. † ................... 68,160
142,588 Barrick Gold Corp. ................ 2,210,114
8,000 BHP Group Ltd. , ADR .............. 400,320
36,000 Franco-Nevada Corp. ............... 4,300,141
200,000 Freeport-McMoRan Inc. ............. 5,466,000
267,000 Newmont Corp. .................. 11,222,010
26,869,695
Paper and Forest Products — 0.0%
200 Keweenaw Land Association Ltd. ...... 3,530
Publishing — 0.0%
1,200 Graham Holdings Co. , Cl. B .......... 645,576
Real Estate — 0 .6%
30,600 American Tower Corp. , REIT .......... 6,569,820
14,000 Crown Castle Inc. , REIT ............. 2,023,700
4,000 Equinix Inc. , REIT ................. 2,275,360
85,000 Weyerhaeuser Co. , REIT ............ 2,427,600
13,296,480
Retail — 4 .2%
18,500 Advance Auto Parts Inc. ............. 2,892,290
114,000 AutoNation Inc. † .................. 11,613,180
1,300 AutoZone Inc. † ................... 2,784,509
19,000 Bassett Furniture Industries Inc. ....... 297,920
37,000 CarMax Inc. † .................... 2,442,740
200,000 Conn's Inc. † ..................... 1,416,000
10,900 Costco Wholesale Corp. ............. 5,147,743
308,000 CVS Health Corp. ................. 29,373,960
43,700 EVgo Inc. † ...................... 345,667
101,500 Ingles Markets Inc. , Cl. A ............ 8,039,815
36,400 Lowe's Companies Inc. ............. 6,836,284
6,000 Macy's Inc. ..................... 94,020
7,500 MSC Industrial Direct Co. Inc. , Cl. A .... 546,075
27,100 NIKE Inc. , Cl. B ................... 2,252,552
37,500 Rush Enterprises Inc. , Cl. B .......... 1,796,625
247,000 Sally Beauty Holdings Inc. † .......... 3,112,200
120,000 Seven & i Holdings Co. Ltd. .......... 4,813,929
50,000 Starbucks Corp. .................. 4,213,000
12,000 The Home Depot Inc. ............... 3,311,280
48,000 Walgreens Boots Alliance Inc. ........ 1,507,200
20,000 Walmart Inc. .................... 2,594,000
95,430,989
Semiconductors — 0 .6%
21,000 Advanced Micro Devices Inc. † ........ 1,330,560
4,600 ASML Holding NV , CDI ............. 1,910,610
1,500 Entegris Inc. ..................... 124,530
Shares
Market
Value
57,000 Lattice Semiconductor Corp. † ........ $ 2,804,970
62,000 Marvell Technology Inc. ............. 2,660,420
37,000 NVIDIA Corp. .................... 4,491,430
1,500 NXP Semiconductors NV ............ 221,265
11,000 Taiwan Semiconductor Manufacturing Co.
Ltd. , ADR ..................... 754,160
14,297,945
Specialty Chemicals — 1 .9%
18,000 Air Products and Chemicals Inc. ....... 4,189,140
30,000 Ashland Inc. ..................... 2,849,100
10,000 Axalta Coating Systems Ltd. † ......... 210,600
5,000 Dow Inc. ....................... 219,650
401,000 DuPont de Nemours Inc. ............ 20,210,400
19,000 FMC Corp. ...................... 2,008,300
74,000 International Flavors & Fragrances Inc. .. 6,721,420
83,000 Olin Corp. ...................... 3,559,040
5,000 Sensient Technologies Corp. ......... 346,700
115,810 Valvoline Inc. .................... 2,934,625
43,248,975
Telecommunications — 2 .4%
153,000 AT&T Inc. ....................... 2,347,020
168,000 BCE Inc. ........................ 7,045,920
25,151 Comtech Telecommunications Corp. .... 251,762
430,000 Deutsche Telekom AG , ADR .......... 7,335,800
195,000 Hellenic Telecommunications Organization
SA , ADR ...................... 1,365,975
50,000 Orange SA , ADR .................. 449,500
50,000 Pharol SGPS SA † ................. 3,092
42,000 Proximus SA .................... 436,113
55,000 Telefonica SA , ADR ................ 178,200
295,000 Telekom Austria AG ................ 1,708,668
30,000 Telenet Group Holding NV ........... 414,855
125,000 Telephone and Data Systems Inc. ...... 1,737,500
110,000 Telstra Corp. Ltd. , ADR ............. 1,355,200
270,000 TELUS Corp. .................... 5,362,200
50,000 T-Mobile US Inc. † ................. 6,708,500
150,000 VEON Ltd. , ADR † ................. 48,000
481,086 Verizon Communications Inc. ......... 18,266,835
46,000 Vodafone Group plc , ADR ........... 521,180
55,536,320
Transportation — 0 .8%
28,840 Canadian Pacific Railway Ltd. ......... 1,924,205
185,000 GATX Corp. ..................... 15,752,750
17,676,955
Wireless Communications — 0.0%
43,000 United States Cellular Corp. † ......... 1,119,290
TOTAL COMMON STOCKS ........... 2,195,210,100

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
CLOSED-END FUNDS — 0.0%
40,000 Altaba Inc., Escrow † ............... $ 152,000
PREFERRED STOCKS — 0 .1%
Consumer Services — 0 .1%
70,450 Qurate Retail Inc. , 8.000% , 03/15/31 .... 3,208,293
Health Care — 0.0%
2,296 XOMA Corp. , Ser. A , 8.625% ......... 55,793
TOTAL PREFERRED STOCKS ......... 3,264,086
CONVERTIBLE PREFERRED STOCKS — 0.0%
Automotive: Parts and Accessories — 0.0%
123,160 Garrett Motion Inc. , Ser. A ,
11.000% ..................... 875,668
MANDATORY CONVERTIBLE SECURITIES (a) — 0 .3%
Energy and Utilities — 0 .3%
123,000 El Paso Energy Capital Trust I ,
4.750% , 03/31/28 ............... 5,642,010
WARRANTS — 0.0%
Consumer Products — 0.0%
75,000 Authentic Equity Acquisition Corp. , expire
12/31/27 † ..................... 2,625
Diversified Industrial — 0.0%
32,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † 8,634
Energy and Utilities: Oil — 0.0%
12,257 Occidental Petroleum Corp. , expire
08/03/27 † ..................... 485,622
Energy and Utilities: Services — 0.0%
3,081 Weatherford International plc , expire
12/13/23 † ..................... 516
Financial Services — 0.0%
87,500 Counter Press Acquisition Corp. , expire
02/09/27 † ..................... 5,298
40,000 Graf Acquisition Corp. IV , expire 05/31/28 † 5,842
100,000 Trine II Acquisition Corp. , expire 12/31/27 † 11,010
22,150
TOTAL WARRANTS ................ 519,547
Principal
Amount
CONVERTIBLE CORPORATE BONDS — 0 .1%
Cable and Satellite — 0 .1%
$ 1,700,000 DISH Network Corp. ,
3.375% , 08/15/26 ............... 1,173,850
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS — 3 .9%
$ 90,892,000 U.S. Treasury Bills,
1.725 % to 3.297% †† , 10/06/22 to
01/19/23 ...................... $ 90,428,117
TOTAL INVESTMENTS — 100 .0% .....
(Cost $ 1,690,887,875 ) ............ $ 2,297,265,378
(a) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CDI CHESS (Australia) Depository Interest
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 85 .8% $ 1,971,213,196
Europe .............................. 9 .8 225,212,199
Japan ............................... 3 .9 88,402,157
Asia/Pacific ......................... 0 .4 9,412,426
Latin America ....................... 0 .1 3,025,400
Total Investments ................... 100.0% $ 2,297,265,378